Oct. 02, 2023
Invesco Premier Portfolio
Invesco Premier Portfolio
SUPPLEMENT DATED OCTOBER 2, 2023 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Premier Portfolio
(the “Fund")
This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information (SAI) of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statement of Additional Information and retain it for future reference.
In July 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to the rules that govern registered money market funds, such as the Fund. These amendments, among other changes: (i) remove redemption gates and remove the tie between weekly liquid asset minimum thresholds and liquidity fees from Rule 2a-7, effective October 2, 2023; (ii) increase required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; and (iii) require institutional prime and institutional tax-exempt money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by the fund is less than 0.01% of the value of the shares redeemed, effective October 2, 2024.
As a result of these amendments, effective October 2, 2023: (i) the Fund may no longer impose a redemption gate (except under certain extraordinary circumstances, including as part of a liquidation); and (ii) the Fund’s ability to impose a liquidity fee will no longer be tied to weekly liquid assets, thereby permitting a Fund to impose a liquidity fee (not to exceed 2% of the value of the shares redeemed) if the Fund’s board determines that imposing such fee is in the best interests of the Fund, irrespective of the Fund’s level of weekly liquid assets. Any such discretionary liquidity fee imposed will remain in effect until the Fund’s board determines that imposing such liquidity fee is no longer in the best interests of the Fund. Liquidity fees are most likely to be imposed, if at all, during times of extraordinary market stress.
Therefore, in connection with the foregoing, effective October 2, 2023, all references to (i) redemption gates or suspension of redemptions pursuant to Rule 2a-7 and (ii) the tie between the weekly liquid asset minimum thresholds and liquidity fees are removed from the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information.